ORGANIZATION AND BUSINESS BACKGROUND - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description	In November 2015, Concord Electrical Contracting Ltd (“CECL“) was established in Doha, Qatar, by Concord Corporation Pte. Ltd. (“CCPL”), a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively.
Percentage Of Variable Returns Loss Attributable To CCPL	95.00%
Subsidiaries [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Due to Affiliate, Current	$ 52	$ 0
Due from Affiliate, Current	$ 2,826	$ 3,506